Shareholders' Equity (Details) - EUR (€) € / shares in Units, € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Shareholders' Equity
Share capital	€ 386	€ 268	€ 223
Number of fully authorized, subscribed and paid up shares	38,630,261
Nominal value per share	€ 0.01